Schedule of investments
Optimum Small-Mid Cap Value Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.46%
Communication Services — 2.26%
AMC Networks Class A †	30,800	$ 297,528
Cargurus †	216,567	5,674,055
Fox Class A	51,300	1,763,181
Nexstar Media Group	18,100	3,004,781
Playtika Holding	189,100	1,488,217
Shutterstock	32,900	1,273,230
TEGNA	69,900	974,406
		14,475,398
Consumer Discretionary — 13.80%
Aaron's	45,700	456,086
Academy Sports & Outdoors	26,041	1,386,683
American Axle & Manufacturing Holdings †	93,200	651,468
Autoliv, Inc.	17,700	1,893,723
AutoNation †	6,600	1,051,908
Bloomin' Brands	74,100	1,424,943
BorgWarner	41,200	1,328,288
Brunswick	21,300	1,550,001
Capri Holdings †	25,588	846,451
Dick's Sporting Goods	17,900	3,845,815
El Pollo Loco Holdings †	55,754	630,578
Expedia Group †	17,400	2,192,226
Gentex	243,134	8,196,047
Goodyear Tire & Rubber †	575,374	6,530,495
Guess?	47,500	969,000
H&R Block	40,400	2,190,892
Harley-Davidson	59,700	2,002,338
Haverty Furniture	43,900	1,110,231
Jack in the Box	15,291	778,924
Kohl's	47,900	1,101,221
Lear	8,300	947,943
Macy's	73,400	1,409,280
Malibu Boats Class A †	19,500	683,280
Mattel †	71,700	1,165,842
Mohawk Industries †	13,600	1,544,824
Nordstrom	28,400	602,648
ODP †	29,100	1,142,757
Penske Automotive Group	13,400	1,996,868
Perdoceo Education	69,500	1,488,690
Phinia	12,800	503,808
Polaris	11,800	924,058
PulteGroup	39,300	4,326,930
PVH	23,100	2,445,597
Sally Beauty Holdings †	65,000	697,450
Shoe Carnival	400	14,756
Smith & Wesson Brands	67,800	972,252
Steven Madden	163,824	6,929,755
Tapestry	37,600	1,608,904
Toll Brothers	46,500	5,355,870
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Travel + Leisure	12,500	$ 562,250
Whirlpool	21,600	2,207,520
Winnebago Industries	28,300	1,533,860
Wyndham Hotels & Resorts	125,884	9,315,416
		88,517,876
Consumer Staples — 4.00%
Albertsons Class A	103,000	2,034,250
Bunge Global	20,700	2,210,139
Conagra Brands	37,200	1,057,224
Herbalife †	35,500	368,845
Ingles Markets Class A	12,677	869,769
Ingredion	30,700	3,521,290
Molson Coors Beverage Class B	78,000	3,964,740
Sprouts Farmers Market †	17,800	1,489,148
US Foods Holding †	191,658	10,154,041
		25,669,446
Energy — 5.33%
APA	51,700	1,522,048
California Resources	36,800	1,958,496
CNX Resources †	101,800	2,473,740
EQT	231,080	8,545,338
Helmerich & Payne	60,200	2,175,628
HF Sinclair	68,100	3,632,454
Marathon Oil	306,222	8,779,385
PBF Energy Class A	28,600	1,316,172
Scorpio Tankers	30,900	2,511,861
Vitesse Energy	9,109	215,883
World Kinect	39,900	1,029,420
		34,160,425
Financials — 24.27%
Affiliated Managers Group	9,500	1,484,185
Ally Financial	70,700	2,804,669
American Financial Group	8,600	1,057,972
Annaly Capital Management	52,450	999,697
Apollo Commercial Real Estate Finance	77,600	759,704
Ares Capital	85,300	1,777,652
Associated Banc-Corp	121,500	2,569,725
Banco Latinoamericano de Comercio Exterior Class E	59,900	1,777,233
Berkshire Hills Bancorp	54,900	1,251,720
Blue Owl Capital	77,200	1,185,792
Cadence Bank	324,443	9,175,248
Carlyle Secured Lending	64,600	1,146,004
Cathay General Bancorp	30,000	1,131,600
Citizens Financial Group	37,300	1,343,919
CNA Financial	40,395	1,860,998
CNO Financial Group	144,200	3,997,224
NQ- OPTSV [0624] 0824 (3775189)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Comerica	37,300	$ 1,903,792
Corpay †	5,600	1,491,896
Customers Bancorp †	30,400	1,458,592
Employers Holdings	49,550	2,112,316
Equitable Holdings	33,100	1,352,466
Essent Group	26,800	1,505,892
Everest Group	25,894	9,866,132
Fidelity National Financial	31,900	1,576,498
Fifth Third Bancorp	30,200	1,101,998
First BanCorp	66,100	1,208,969
First Busey	74,400	1,801,224
FS KKR Capital	57,750	1,139,408
Hancock Whitney	24,300	1,162,269
Hanmi Financial	56,800	949,696
Hanover Insurance Group	39,547	4,960,776
Hope Bancorp	122,400	1,314,576
Kemper	178,795	10,607,907
Lincoln National	33,300	1,035,630
M&T Bank	54,485	8,246,850
MGIC Investment	107,200	2,310,160
NCR Atleos †	18,600	502,572
New Mountain Finance	95,300	1,166,472
OFG Bancorp	70,900	2,655,205
Old Republic International	40,800	1,260,720
OneMain Holdings	24,900	1,207,401
Popular	18,700	1,653,641
Preferred Bank	11,600	875,684
PROG Holdings	39,600	1,373,328
Radian Group	69,500	2,161,450
Regions Financial	135,500	2,715,420
Reinsurance Group of America	13,600	2,791,672
Rithm Capital	131,300	1,432,483
SouthState	101,839	7,782,536
StepStone Group Class A	160,682	7,373,697
Synchrony Financial	59,000	2,784,210
Synovus Financial	32,900	1,322,251
TPG	171,363	7,102,996
Universal Insurance Holdings	11,600	217,616
Unum Group	75,700	3,869,027
Veritex Holdings	51,700	1,090,353
Victory Capital Holdings Class A	39,300	1,875,789
Voya Financial	102,335	7,281,135
Western Union	66,100	807,742
Zions Bancorp	67,700	2,936,149
		155,669,938
Healthcare — 5.69%
Baxter International	54,100	1,809,645
DaVita †	16,400	2,272,548
DENTSPLY SIRONA	189,092	4,710,282
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Exelixis †	100,800	$ 2,264,976
Integra LifeSciences Holdings †	211,755	6,170,541
Ironwood Pharmaceuticals †	167,200	1,090,144
Jazz Pharmaceuticals †	35,100	3,746,223
Organon & Co.	107,300	2,221,110
Select Medical Holdings	33,800	1,185,028
United Therapeutics †	15,870	5,055,388
Universal Health Services Class B	22,600	4,179,418
Viatris	165,100	1,755,013
		36,460,316
Industrials — 17.81%
ACCO Brands	146,000	686,200
Acuity Brands	13,900	3,356,016
AerCap Holdings	61,834	5,762,929
AGCO	42,100	4,120,748
Allison Transmission Holdings	55,500	4,212,450
Apogee Enterprises	36,200	2,274,627
ArcBest	20,700	2,216,556
Atkore	30,700	4,142,351
Boise Cascade	77,799	9,275,196
Builders FirstSource †	23,200	3,211,112
CNH Industrial	285,900	2,896,167
Covenant Logistics Group	18,600	916,794
CSG Systems International	21,152	870,828
Delta Air Lines	128,011	6,072,842
Deluxe	29,800	669,308
Ennis	45,800	1,002,562
Fortune Brands Innovations	110,518	7,177,039
Griffon	17,900	1,143,094
Huntington Ingalls Industries	6,200	1,527,246
John Bean Technologies	70,359	6,681,994
Knight-Swift Transportation Holdings	170,402	8,506,468
ManpowerGroup	26,300	1,835,740
Matson	8,800	1,152,536
Middleby †	63,798	7,822,273
MillerKnoll	86,600	2,294,034
Moog Class A	7,900	1,321,670
Oshkosh	22,400	2,423,680
Owens Corning	19,700	3,422,284
Primoris Services	34,400	1,716,216
Quanex Building Products	54,980	1,520,197
Ryder System	27,700	3,431,476
Snap-on	9,300	2,430,927
Textron	54,600	4,687,956
Timken	10,800	865,404
United Airlines Holdings †	31,900	1,552,254

2    NQ- OPTSV [0624] 0824 (3775189)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Wabash National	45,100	$ 984,984
		114,184,158
Information Technology — 9.79%
Adeia	157,800	1,764,993
Amdocs	29,400	2,320,248
Amkor Technology	102,600	4,106,052
Arrow Electronics †	24,580	2,968,281
Belden	82,193	7,709,703
Cirrus Logic †	15,100	1,927,666
Coherent †	109,665	7,946,326
Dropbox Class A †	63,600	1,429,092
Flex †	229,854	6,778,395
Jabil	27,500	2,991,725
Kimball Electronics †	36,600	804,468
Methode Electronics	8,100	83,835
MKS Instruments	47,607	6,216,522
NCR Voyix †	37,200	459,420
NetApp	28,800	3,709,440
Sanmina †	53,000	3,511,250
Silicon Motion Technology ADR	51,981	4,209,941
Skyworks Solutions	14,400	1,534,752
TD SYNNEX	13,700	1,580,980
Xerox Holdings	61,300	712,306
		62,765,395
Materials — 6.91%
Arch Resources	6,700	1,019,941
Berry Global Group	48,200	2,836,570
Chemours	37,600	848,632
Eastman Chemical	12,000	1,175,640
FMC	125,473	7,220,971
Greif Class A	17,100	982,737
Huntsman	299,579	6,821,414
Ingevity †	128,647	5,623,160
Koppers Holdings	37,700	1,394,523
Mosaic	37,000	1,069,300
O-I Glass †	59,800	665,574
Reliance	38,169	10,901,067
Silgan Holdings	19,800	838,134
Steel Dynamics	22,700	2,939,650
		44,337,313
Real Estate — 5.65%
American Assets Trust	37,200	832,536
Apple Hospitality REIT	103,500	1,504,890
Armada Hoffler Properties	100,700	1,116,763
Brixmor Property Group	488,393	11,276,994
City Office REIT	137,000	682,260
CTO Realty Growth	46,500	811,890
EPR Properties	45,900	1,926,882
Essential Properties Realty Trust	137,550	3,811,510
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate (continued)
Franklin Street Properties	93,612	$ 143,226
Gaming and Leisure Properties	70,000	3,164,700
Host Hotels & Resorts	171,300	3,079,974
Industrial Logistics Properties Trust	63,789	234,744
Kite Realty Group Trust	63,600	1,423,368
Office Properties Income Trust	13,188	26,904
Omega Healthcare Investors	32,700	1,119,975
Piedmont Office Realty Trust Class A	78,300	567,675
Sabra Health Care REIT	164,500	2,533,300
Service Properties Trust	104,300	536,102
Tanger	41,100	1,114,221
Uniti Group	107,160	312,907
		36,220,821
Utilities — 2.95%
National Fuel Gas	44,100	2,389,779
NiSource	295,752	8,520,615
NRG Energy	39,500	3,075,470
UGI	45,200	1,035,080
Vistra	45,700	3,929,286
		18,950,230
Total Common Stocks (cost $577,455,961)		631,411,316

Short-Term Investments — 0.90%
Money Market Mutual Funds — 0.90%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	1,437,113	1,437,113
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,437,113	1,437,113
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	1,437,113	1,437,113

NQ- OPTSV [0624] 0824 (3775189)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,437,114	$ 1,437,114
Total Short-Term Investments (cost $5,748,453)		5,748,453

Total Value of Securities—99.36% (cost $583,204,414)		637,159,769
Receivables and Other Assets Net of Liabilities—0.64%		4,119,549
Net Assets Applicable to 44,908,586 Shares Outstanding—100.00%		$641,279,318

†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

4    NQ- OPTSV [0624] 0824 (3775189)